As filed with the Securities and Exchange Commission on October 21, 2005
File Nos. 002-84222 and 811-03758

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No.                                                               [   ]
Post-Effective Amendment No.__27____                                               [X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                             [X]
Amendment No.   28                                                          [X]

MATRIX ADVISORS VALUE FUND, INC.
(Exact Name of Registrant as Specified in Charter)

747 Third Avenue, 31st Floor, New York, NY 10017
(Address of Principal Executive Offices) (Zip Code)

1-800-366-6223
(Registrant’s Telephone Numbers, Including Area Code)

David A. Katz
747 Third Avenue, 31st Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copies to:

Chad Fickett, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b).
[   ] on (date) pursuant to paragraph (b).
[   ] 60 days after filing pursuant to paragraph (a)(1).
[   ] on (date) pursuant to paragraph (a)(1).
[   ] 75 days after filing pursuant to paragraph (a)(2).
[   ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[X]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 26 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on August 25, 2005 and pursuant to Rule 485(a)(1) would have become effective on October 24, 2005.

This Post-Effective Amendment No. 27 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 28, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 27 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 21st day of October, 2005.

MATRIX ADVISORS VALUE FUND, INC.

By: /s/ David A. Katz
David A. Katz
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below on October 21, 2005 by the following persons in the capacities indicated.

Signature	Title
/s/ David A. Katz David A. Katz	Director, President and Treasurer
* Robert M. Rosencrans	Director
* T. Michael Tucker	Director
* Larry D. Kieszek	Director

* By: /s/ David A. Katz
                David A. Katz

Attorney-in-Fact pursuant to Powers of Attorney filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 333-71508 and 811-10535) filed with the Securities and Exchange Commission on December 6, 2001, and incorporated by reference herein.